UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

10/31

Date of reporting period:1/31/07

Item 1.  Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Short-Term Bond Fund
January 31, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
ASSET BACKED SECURITIES - 32.01%
Agricultural Machinery - 0.46%
Caterpillar Financial Asset Trust Series 2004-A A3	$ 160,958	3.130%		1/26/09	$ 159,826

Automobiles - 15.64%
AmeriCredit Automobile Receivables Trust Series 2005-AX A3	315,587	3.630%		1/6/10	313,970
AmeriCredit Automobile Receivables Trust Series 2005-AX` A3	346,611	2.870%		2/7/11	342,327
Bay View Auto Trust Series 2005-LJ1 A3	306,955	3.860%	`	3/25/10	304,286
Carmax Auto Owner Trust 2005-3 A3	250,000	4.810%		3/15/10	248,674
Capital One Auto Finance Trust	300,000	5.310%		7/15/09	299,734
Ford Credit Auto Owner Trust 2005-A B	300,000	3.880%		1/15/10	294,482
GS Auto Loan Trust Series 2006-1 A3	300,000	5.370%		12/15/10	299,960
Honda Auto Receivables Owner Trust 2005-2 A3	291,399	3.930%		1/15/09	289,502
Honda Auto Receivables Owner Trust 2005-2 A4	300,000	4.860%		3/18/11	297,660
Long Beach Auto Receivables Trust 2005-B A3	350,000	4.406%		5/15/10	347,614
Nissan Auto Receivables Owner Trust 2006-B A3	300,000	5.160%		2/15/10	299,078
Onyx Acceptance Owner Trust 2005-A A4	500,000	3.910%		9/15/11	490,838
Susquehanna Auto Lease Trust 2005-1 A3 - 144A	300,000	4.430%		6/16/08	298,137
Triad Auto Receivables Owner Trust 2006-A A3	400,000	4.770%		1/12/11	397,400
USAA Auto Owner Trust 2005-1 A4	500,000	4.130%		11/15/11	491,266
Wachovia Auto Owner Trust 2004-A A3	72,953	3.190%		6/20/08	72,733
World Omni Auto Receivables Trust 2006-B A4	300,000	5.120%		6/15/12	298,721
					5,386,382
Banks - 3.88%
Bank One Issuance Trust Series 2004-B2	300,000	5.430%	+	12/15/10	300,459
Bank One Issuance Trust Series 2004-B2	250,000	4.370%		4/15/12	244,447
Citibank Credit Card Issuance Trust 2006-A4	500,000	5.450%		5/10/13	503,198
GE Capital Credit Card Master Note Trust Series 2005-3	300,000	4.130%		6/15/13	290,060
					1,338,164
Business Equipment - 0.70%
Ikon Receivables LLC 2003-1 A4	243,196	3.270%		7/15/11	242,135

Financial Services - 1.74%
CIT Equipment Collateral Series 2004-VT1 A3	51,389	2.200%		3/20/08	51,297
CIT Equipment Collateral Series 2004-VT1 A3	300,000	5.190%		1/20/09	299,419
Marlin Leasing Receivables LLC 2005-1A A3 - 144A	250,000	4.630%		11/17/08	248,366
					599,082
Heavy Equipment - 1.29%
CNH Equipment Trust 2005-A A4B	450,000	4.290%		6/15/12	442,895

Home Equity Loans - 3.36%
Countrywide Asset-Backed Certificates Series 2004-7 AF3	37,384	3.903%		1/25/31	37,223
Nomura Home Equity Loan, Inc. Series 2006-AF1 A1	273,845	6.032%		10/25/36	273,623
Residential Asset Mortgage Products 2004-RS12 AI3	600,000	3.981%		4/25/29	596,336
SuperAnnuation Members Home Loans Global Fund Series 6A	250,070	5.540%	+	11/9/35	250,285
					1,157,467
Miscellaneous - 0.36%
Education Loans, Inc.	122,431	5.449%	+	12/26/16	122,429

Retail - Credit Card - 4.21%
Cabela Master Credit Card - 144A	300,000	5.260%		10/15/14	299,250
Discover Card Master Trust 2002-2 A	650,000	5.150%		10/15/09	649,855
Household Private Label Credit Master Note Series 2002-1A	500,000	5.500%		1/18/11	500,192
					1,449,297
Utilities - 0.37%
Peco Energy Transition Trust 1999-A A6	128,136	6.050%		3/1/09	128,193

TOTAL ASSET-BACKED SECURITIES
(Cost - $11,643,003)					11,025,870

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Short-Term Bond Fund (Continued)
January 31, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
COLLATERALIZED MORTGAGE BACKED SECURITIES - 28.00%
Commercial - 12.16%
Banc of America Commercial Mortgage, Inc. Series 2004-2 A2	$ 500,000	3.520%		11/10/38	$ 481,665
Bear Stearns Commercial Mortgage
Securities Series 2003-PWR2 A1	363,700	4.361%		6/11/41	356,221
Bear Stearns Commercial Mortgage
Securities Series 2004-PWR4 A1	357,748	3.432%		5/11/39	345,005
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 A1	292,065	5.454%		10/15/48	291,959
CS First Boston Mortgage Securities Corp. Series 2001-CP4 A2	302,171	5.870%		12/15/35	302,241
CS First Boston Mortgage Securities Corp. Series 2003-CK2 A1	175,330	3.006%		3/15/36	171,768
CW Capital Cobalt Ltd.	350,000	5.174%		8/15/48	345,470
GE Capital Commercial Mortgage Corp. Series 2002-3A A1	211,291	4.229%		12/10/37	206,168
GE Capital Commercial Mortgage Corp. Series 2005-C1 A1	268,627	4.012%		6/10/48	263,431
JP Morgan Chase Commercial Mortgage Series 2005-LDP1 A1	293,192	4.116%		3/15/46	288,044
LB-UBS Commercial Mortgage Trust Series 2003-C1 A1	286,545	2.720%		3/15/27	280,406
LB-UBS Commercial Mortgage Trust Series 2006-C7 A1	295,403	5.279%		11/15/38	294,452
Merrill Lynch/Countrywide Commercial Mortgage Series 2006-2 A1	277,684	5.773%		6/12/46	279,248
Morgan Stanley Mortgage Loan Trust Series 2004-T13 A1	290,490	2.850%		9/13/45	282,331
					4,188,409
Whole Loan CMO - 4.32%
Countrywide Home Loans 2002-35 3A1	229,780	5.000%		2/25/18	225,614
Countrywide Home Loans 2006-10 1A10	326,063	5.850%		5/25/36	326,932
Countrywide Alternative Loan Trust 2005-73CB 1AB	250,286	5.500%		1/25/36	248,757
Residential Accredit Home Loans, Inc. 2003-QS18 A1	257,087	5.000%		9/25/18	250,017
Structured Adjustable Rate Mortgage Loan 2006-1 5A1	239,968	5.250%	+	2/25/36	237,975
Wells Fargo Mortgage Backed Securities 2005-9 1A1	202,964	4.750%		10/25/35	199,423
					1,488,718
U.S. Government Agency - 11.52%
Agency CMO - 10.68%
FHLB Series 00-0582	281,071	4.750%		10/25/10	278,086
FNMA Series 2003-52 KR	254,804	3.500%		7/25/17	241,415
FNMA Series 2004-17 HA	231,933	3.000%		1/25/19	213,170
FNMA Series 2003-73 GA	376,321	3.500%		5/25/31	351,819
FNMA Series 2003-69 GJ	372,517	3.500%		12/25/31	352,372
FHLMC Series 2672 HA	374,379	4.000%		9/15/16	361,539
FHLMC Series 2627 BG	356,897	3.250%		6/15/17	335,509
FHLMC Series 2643 ME	384,562	3.500%		3/15/18	361,647
FHLMC Series 2866 TG	453,192	4.500%		7/15/27	449,095
FHLMC Series 2764 NL	252,770	3.250%		3/15/14	242,824
FHLMC Series 3056 AP	191,006	5.500%		1/15/27	190,985
FHLMC Series 3074 BC	300,000	5.500%		10/15/35	301,132
					3,679,593
Pass Through - 0.84%
FNCN 254863	297,390	4.000%		8/1/13	287,350

TOTAL COLLATERALIZED MORTGAGE BACKED SECURITIES
(Cost - $9,398,278)					9,644,070

CORPORATE BONDS - 26.14%
Banks - 8.13%
American Express Centurion	430,000	4.375%		7/30/09	421,812
Bank of America Corp.	100,000	7.800%		2/15/10	106,890
Bank One Corp.	450,000	2.625%		6/30/08	433,665
Citigroup, Inc.	463,000	4.625%		8/3/10	453,581
First Union National Bank	250,000	5.800%		12/1/08	252,065
National City Bank	300,000	4.250%		1/29/10	289,659
Nationsbank Corp.	250,000	6.375%		2/15/08	251,803
Wachovia Corp.	250,000	4.375%		6/1/10	242,924
Wells Fargo & Co.	360,000	4.200%		1/15/10	349,780
					2,802,179

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Short-Term Bond Fund (Continued)
January 31, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Electric - 5.90%
Con Edison Co. of New York	$ 425,000	4.700%		6/15/09	$ 419,116
Exelon Generation Co.	350,000	6.950%		6/15/11	368,055
FirstEnergy Corp.	175,000	6.450%		11/15/11	182,122
Georgia Power Co.	450,000	5.550%	+	2/17/09	451,507
Northern States Power Co. (Wisconsin)	450,000	7.640%		10/1/08	464,424
Ohio Edison	150,000	4.000%		5/1/08	147,227
					2,032,451
Finance - 1.84%
Caterpillar Financial Services Corp.	250,000	5.423%	+	3/10/09	250,237
Caterpillar Financial Services Corp.	80,000	7.250%		9/15/09	83,612
General Electric Cap Corp.	100,000	8.500%		7/24/08	104,124
General Electric Cap Corp.	200,000	4.000%		6/15/09	194,491
					632,464
Insurance - 1.12%
New York Life Global Funding 144A	300,000	3.875%		1/15/09	291,627
Prudential Financial, Inc.	95,000	3.750%		5/1/08	92,629
					384,256
Investment Services - 7.20%
Bear Stearns Company, Inc.	500,000	2.875%		7/2/08	483,622
Bear Stearns Company, Inc.	240,000	5.350%		2/1/12	239,368
Goldman Sachs Group, Inc.	350,000	7.350%		10/1/09	367,581
Goldman Sachs Group, Inc.	75,000	4.500%		6/15/10	73,240
Lehman Brothers Holdings, Inc.	300,000	8.250%		6/15/07	303,125
Lehman Brothers Holdings, Inc.	150,000	7.875%		8/15/10	161,162
Merrill Lynch & Co., Inc.	325,000	4.831%		10/27/08	322,404
Morgan Stanley Dean Witter	500,000	10.000%		6/15/08	529,243
					2,479,745
Yankee Banks - 1.95%
Credit Suisse FB USA, Inc.	310,000	4.700%		6/1/09	306,185
Deutsche Bank Financial, Inc.	350,000	7.500%		4/25/09	364,504
					670,689
TOTAL CORPORATE BONDS
(Cost - $8,915,644)					9,001,784

U.S. GOVERNMENT & AGENCIES - 8.86%
U.S. Government Agency - 1.68%
FHLB	300,000	3.750%		8/18/09	290,711
GNMA Series 2006-67	299,477	3.947%		11/16/30	288,745
					579,456
U.S. Treasury Obligations - 7.18%
U.S. Treasury Notes	85,000	4.625%		3/31/08	84,602
U.S. Treasury Notes	2,400,000	4.750%		12/31/08	2,390,251
					2,474,853
TOTAL U.S. GOVERNMENT & AGENCIES
(Cost - $3,057,668)					3,054,309
		Interest
	Shares	Rate
SHORT TERM INVESTMENT - 12.15%
Milestone Treasury Obligation Portfolio - Institutional Class	3,184,247	5.100%	+		3,184,247
Rydex Series Trust US Government Money Market	1,000,000	4.310%	+		1,000,000
(Cost - $4,184,247)					4,184,247

Total Investments - 107.16%
(Cost - $37,198,840)					36,910,280
Other assets less liabilities - (7.16)%					(2,465,372)
NET ASSETS - 100.00%					$ 34,444,908

+ Variable rate security. Interest rate is as of January 31, 2007
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

At January 31, 2007, net unrealized depreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 16,684
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(305,244)
Net unrealized depreciation					$ (288,560)

SCHEDULE OF INVESTMENTS ( Unaudited)
Dunham Corporate / Government Bond Fund
January 31, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
CORPORATE NOTES & BONDS - 28.62%
Aerospace / Defense - 0.47%
Armor Holdings, Inc.	$ 60,000	8.250%		8/15/13	$ 62,700
DRS Technologies, Inc.	75,000	6.625%		2/1/16	74,250
Esterline Technologies Corp.	15,000	7.750%		6/15/13	15,450
United Technologies Corp.	120,000	4.875%		5/1/15	115,247
					267,647
Automobiles - 0.32%
DaimlerChrysler NA Holding	110,000	5.750%		9/8/11	109,643
General Motors Acceptance Corp.	70,000	6.750%		12/1/14	71,023
					180,666
Banks - 2.52%
Bank of America Corp.	175,000	5.750%		8/15/16	177,649
Citigroup, Inc.	141,763	5.000%		9/15/14	137,425
Colonial Bank	16,226	9.375%		6/1/11	18,201
Colonial Capital II	52,542	8.920%		1/15/27	54,885
First Republic Bank	79,000	7.750%		9/15/12	84,728
HBOS PLC - 144A	100,000	6.413%	+	Perpetual	97,919
HSBC Bank USA	185,000	5.875%		11/1/34	183,604
Lloyds TSB Group PLC-144A	105,000	6.267%	+	Perpetual	104,039
Resona Bank, Ltd. - 144A	165,000	5.850%	+	Perpetual	160,390
Santander Issuances - 144A	165,000	5.911%		6/20/16	168,040
Shinsei Finance Cayman, Ltd. - 144A	100,000	6.418%	+	Perpetual	99,416
Wells Fargo & Co.	140,000	5.125%		9/15/16	135,771
					1,422,067
Broadcasting / Cable TV - 1.02%
British Sky Broadcast Group	105,000	8.200%		7/15/09	111,239
Charter Comm OPT LLC/CAP - 144A	90,000	8.375%		4/30/14	93,600
Comcast Corp.	75,000	5.850%		11/15/15	75,227
Comcast Corp.	65,000	6.500%		11/15/35	65,799
Echostar DBS Corp.	95,000	7.125%		2/1/16	95,356
Mediacom Broadband LLC	60,000	8.500%		10/15/15	60,750
Rogers Cable, Inc.	69,541	7.875%		5/1/12	74,892
					576,863
Building Products- Air & Heating - 0.04%
Goodman Global Holdings, Inc.	20,000	7.875%		12/15/12	20,100

Casino Services - 0.19%
OED/Diamond Jo	110,000	8.750%		4/15/12	108,900

Chemicals - 0.23%
Mosaic Co. - 144A	60,000	7.625%		12/1/16	61,350
Tronox Worldwide Finance	65,000	9.500%		12/1/12	68,900
					130,250
Coal - 0.16%
Peabody Energy Corp.	90,000	6.875%		3/15/13	90,450

Computer Services - 0.10%
Sungard Data Systems, Inc.	55,000	9.125%		8/15/13	57,888

Construction Services - 0.96%
Building Materials Corp.	20,000	7.750%		8/1/14	18,900
D. R. Horton, Inc.	128,264	7.500%		12/1/07	130,140
K Hovnanian Enterprises	189,305	6.250%		1/15/15	177,947
Ply Gem Industries, Inc.	100,000	9.000%		2/15/12	90,000
Toll Corp.	123,628	8.250%		12/1/11	127,646
					544,633
SCHEDULE OF INVESTMENTS ( Unaudited)
Dunham Corporate / Government Bond Fund (Continued)
January 31, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Containers - 0.67%
AEP Industries, Inc.	$ 65,000	7.875%		3/15/13	$ 66,300
Crown America, Inc.	35,000	7.750%		11/15/15	36,225
Norampac, Inc.	55,000	6.750%		6/1/13	53,350
Owens-Brockway Glass Container, Inc.	215,763	8.875%		2/15/09	220,618
					376,493
Consulting Services - 0.11%
FTI Consulting, Inc. - 144A	60,000	7.750%		10/1/16	61,950

Diversified Financial Services - 0.63%
JPM Chase Capital XXII	90,000	6.450%		2/2/37	90,897
Merrill Lynch & Co.	125,000	6.110%		1/29/37	123,475
SMFG Preferred Capital -144A	145,000	6.078%	+	Perpetual	142,639
					357,011
Diversified Manufacturing - 0.10%
Trinity Industries, Inc.	55,000	6.500%		3/15/14	54,038

Electronics - 0.25%
L-3 Communications Corp.	85,000	5.875%		1/15/15	80,538
TXU Corp.	65,000	5.550%		11/15/14	61,179
					141,717
Electronic Components-Semiconductors- 0.08%
Freescale Semiconductor - 144A	45,000	8.875%		12/15/14	44,775

Energy - 0.34%
Progress Energy, Inc.	82,000	7.100%		3/1/11	86,975
Reliant Energy, Inc.	100,000	9.500%		7/15/13	107,250
					194,225
Engineering & Construction - 0.08%
Dycom Industries, Inc.	45,000	8.125%		10/15/15	46,800

Entertainment - 0.14%
WMG Holdings Corp.	100,000	0.000%	^	12/15/14	80,500

Finance - 2.85%
American General Finance	385,000	4.000%		3/15/11	364,971
AMR Real Estate Ptr/Fin	75,000	7.125%		2/15/13	74,250
Arch Western Finance	75,000	6.750%		7/1/13	74,062
Capital One Financial Corp.	115,000	6.150%		9/1/16	117,904
Dow Jones CDX HY - 144A	250,000	7.375%		6/29/11	256,250
E Trade Group, Inc.	70,000	7.375%		9/15/13	72,625
Ford Motor Credit Corp.	80,000	8.625%		11/1/10	82,661
General Electric Capital Corp.	185,000	4.875%		10/21/10	182,726
Goldman Sachs Group, Inc.	106,814	5.250%		10/15/13	105,295
International Lease Finance Corp.	60,000	5.625%		9/20/13	60,113
Lehman Brothers Holdings, Inc.	85,000	5.500%		4/4/16	84,348
MUFG Capital Finance	135,000	6.346%		Perpetual	136,160
					1,611,365
Financial - 0.57%
Genworth Global Funding	105,000	5.125%		3/15/11	104,125
Swiss Re Capital I LP - 144A	140,000	6.854%	+	Perpetual	146,557
UBS Preferred Funding Trust	70,000	6.243%	+	Perpetual	71,876
					322,558
Food - 0.24%
Dean Foods Co.	132,000	8.150%		8/1/07	133,320

Forest Products & Paper - 0.17%
Weyerhaeuser Co.	90,000	6.950%		8/1/17	95,006

SCHEDULE OF INVESTMENTS ( Unaudited)
Dunham Corporate / Government Bond Fund (Continued)
January 31, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Hotels / Casinos - 0.44%
MGM Mirage	$ 55,000	6.750%		9/1/12	$ 54,588
MGM Mirage	40,000	6.625%		7/15/15	38,200
Station Casinos, Inc.	95,000	7.750%		8/15/16	96,900
Wynn Las Vegas LLC	60,000	6.625%		12/1/14	59,400
					249,088
Household Products - 0.20%
Fortune Brands, Inc.	120,000	5.375%		1/15/16	113,119

Insurance - 2.15%
CNA Financial Corp.	210,000	6.500%		8/15/16	217,412
Genworth Financial Inc.	65,000	6.150%	+	11/15/16	64,738
ING Groep NV	230,000	5.775%		Perpetual	227,658
Loews Corp.	120,000	5.250%		3/15/16	116,196
Metlife, Inc.	75,000	6.400%	+	12/15/36	75,142
Protective Life Corp.	130,000	5.440%	+	1/14/08	130,108
Protective Life Corp.	316,102	4.000%		4/1/11	300,000
UnumProvident Finance Co. - 144A	80,000	6.850%		11/15/15	83,064
					1,214,318
Investment Companies - 0.14%
Xstrata Finance Canada - 144A	80,000	5.800%		11/15/16	79,497

Medical - 1.63%
Amgen, Inc.	159,000	4.850%		11/18/14	153,097
Coventry Health Care, Inc.	130,000	5.875%		1/15/12	128,881
Coventry Health Care, Inc.	90,000	6.125%		1/15/15	89,405
Fresenius Medical Cap Trust II	171	78.750%		2/1/08	173,993
HCA , Inc. - 144A	5,000	9.250%		11/15/16	5,313
Omnicare, Inc.	25,000	6.875%		12/15/15	24,688
Teva Pharmaceutical Finance LLC	120,000	6.150%		2/1/36	115,684
Wellpoint, Inc.	125,000	5.850%		1/15/36	121,433
Wyeth	107,000	5.500%		3/15/13	107,365
					919,859
Metals - 0.21%
Gibraltar Industries, Inc.	120,000	8.000%	+	12/1/15	118,200

Mining - 0.19%
Vale Overseas Ltd.	105,000	6.250%		1/23/17	105,197

Multimedia - 0.19%
Time Warner, Inc.	55,000	5.875%		11/15/16	54,877
Time Warner, Inc.	55,000	6.500%		11/15/36	54,742
					109,619
Oil - 1.59%
Apache Corp.	125,000	6.000%		1/15/37	124,484
BP Capital Markets PLC	22,000	2.625%		3/15/07	21,934
Burlington Resources*	3,863	0.000%		12/31/40	29
Canadian Natural Resoucres	155,000	6.500%		2/15/37	154,691
Chesapeake Energy Corp.	125,000	6.625%		1/15/16	121,562
ConocoPhillips Canada Funding Co.	160,000	5.625%		10/15/16	160,162
Kinder Morgan Energy Partners, L.P.	106,131	7.300%		8/15/33	115,656
Shell International Finance	90,000	5.625%		6/27/11	91,452
Trans-Canada Pipelines	110,000	5.850%		3/15/36	106,631
					896,601
Paper / Paper Products - 0.87%
Bowater, Inc.	200,896	9.000%		8/1/09	211,945
Caraustar Industries, Inc.	85,000	7.375%		6/1/09	82,875
Celulosa Arauco Y Constitucion	135,000	5.625%		4/20/15	131,538
Exopac Holdings Corp. - 144A	60,000	11.250%		2/1/14	64,200
					490,558
Physical Practice Management - 0.14%
US Oncology, Inc.	70,000	10.750%		8/15/14	77,700

SCHEDULE OF INVESTMENTS ( Unaudited)
Dunham Corporate / Government Bond Fund (Continued)
January 31, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Pipelines - 0.55%
Atlas Pipeline Partners	$ 75,000	8.125%		12/15/15	$ 77,250
Enbridge Energy Partners.	60,000	5.875%		12/15/16	59,557
Holly Energy Partners, L.P.	60,000	6.250%		3/1/15	56,550
Pacific Energy Partners Financial	55,000	6.250%		9/15/15	55,032
Semgroup LP - 144A	60,000	8.750%		11/15/15	60,150
					308,539
Printing - 0.19%
R. R Donnelley & Sons Company	55,000	5.625%		1/15/12	54,961
R. R Donnelley & Sons Company	55,000	6.125%		1/15/17	54,854
					109,815
Publishing - 0.13%
Primedia, Inc.	20,000	8.875%		5/15/11	20,400
Primedia, Inc.	60,000	8.000%		5/15/13	57,750
					78,150
Recreational - 0.11%
K2 Inc.	60,000	7.375%		7/1/14	60,450

REITS-Apartments - 0.35%
Archstone Communities	130,000	5.750%		3/15/16	130,801
Avalonbay Communities	65,000	5.750%		9/15/16	65,342
					196,143
REITS-Health Care - 0.04%
Ventas Realty LP/Capital Corp.	20,000	9.000%		5/1/12	22,400

REITS-Hotels - 0.18%
Felcor Lodging LP - 144A	45,000	7.275%	+	12/1/11	45,337
Host Marriott LP	60,000	6.375%		3/15/15	58,575
					103,912
REITS-Office Property - 0.12%
Brandywine Operating Partnership	65,000	6.000%		4/1/16	65,685

REITS-Regional Malls - 0.19%
Simon Property Group LP	105,000	5.600%		9/1/11	105,541

Real Estate - 1.07%
Colonial Realty LP	90,000	6.050%		9/1/16	90,812
Duke Realty LP	35,000	5.625%		8/15/11	35,114
Realogy Corp.- 144A	300,000	6.500%		10/15/16	304,706
Westfield Group LP- 144A	175,000	5.700%		10/1/16	175,191
					605,823
Real Estate / REIT's - 1.53%
ERP Operating LP	110,000	5.375%		8/1/16	107,958
Meritage Homes Corp.	75,000	7.000%		5/1/14	72,000
Merrill Lynch Mortgage Trust	450,000	4.556%		5/12/43	438,205
Residential Capital Corp.	130,000	6.375%		6/30/10	131,086
Residential Capital Corp.	110,000	6.875%		6/30/15	112,844
					862,093
Rental Auto/Equipment - 0.28%
Avis Buget Car Rental -144A	100,000	7.750%		5/15/16	99,250
Hertz Corp.	55,000	8.875%		1/1/14	58,438
					157,688
Retail - Food - 0.13%
Stater Bros. Holdings, Inc.	60,000	8.860%	+	6/15/10	60,750
Stater Bros. Holdings, Inc.	15,000	8.125%		6/15/12	15,225
					75,975
Retail-Propane Distribution - 0.09%
Ferrellgas LP/Finance	55,000	6.750%		5/1/14	52,937

SCHEDULE OF INVESTMENTS ( Unaudited)
Dunham Corporate / Government Bond Fund (Continued)
January 31, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Steel - Producers - 0.22%
Chaparral Steel Co.	$ 55,000	10.000%		7/15/13	$ 61,325
Valmont Industries, Inc.	65,000	6.875%		5/1/14	64,675
					126,000
Technology - 0.26%
Fisher Scientific International	70,000	6.125%		7/1/15	69,557
Xerox Corp.	75,000	6.750%		2/1/17	76,875
					146,432
Telecommunications - 1.87%
AT&T Wireless Services	60,000	8.750%		3/1/31	77,592
Bellsouth Corp.	60,000	5.470%	+	8/15/08	60,043
Cincinnati Bell, Inc.	65,000	7.250%		7/15/13	67,600
Cisco Systems, Inc.	275,000	5.500%		2/22/16	274,410
Intelsat Bermuda Ltd.	45,000	8.250%		1/15/13	46,575
Intelsat Bermuda Ltd.	85,000	8.625%		1/15/15	90,419
Qwest Communications International, Inc	45,000	7.500%		2/15/14	46,463
Qwest Corp.	105,000	8.875%	+	3/15/12	116,550
Sprint Nextel Corp.	70,000	6.000%		12/1/16	68,053
Telcordia Technologies - 144A	30,000	10.000%		3/15/13	28,200
Telecom Italia Capital	85,000	5.851%	+	2/1/11	84,789
Verizon Global	85,000	7.750%		12/1/30	98,862
					1,059,556
Textiles - 0.33%
Mohawk Industries, Inc.	190,000	6.125%		1/15/16	187,489

Tobacco - 0.17%
RJ Reynolds Tobacco Holdings, Inc.	45,000	6.500%		7/15/10	45,669
RJ Reynolds Tobacco Holdings, Inc.	50,000	7.300%		7/15/15	51,830
					97,499
Transportation - 0.47%
Canadian National Railway	85,000	6.200%		6/1/36	88,467
CHC Helicopter Corp.	65,000	7.375%		5/1/14	63,294
Gulfmark Offshore, Inc.	115,000	7.750%		7/15/14	116,150
					267,911
Utilities - 0.35%
Con Edison Co. of New York	80,000	5.850%		3/15/36	78,622
Midamerican Energy Holdings	120,000	5.800%		10/15/36	117,903
					196,525
TOTAL CORPORATE NOTES & BONDS
(Cost - $16,196,426)					16,179,541

MORTGAGE BACKED SECURITIES - 3.65%
Banc of America Commercial Mortgage, Inc. Series 2000-1 A1A	66,397	7.109%		11/15/31	66,958
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 2CB3	54,811	8.000%		8/25/34	57,336
FHARM Pool 781192	135,056	3.527%	+	2/1/34	135,611
FN Pool 792454	257,037	4.500%		11/1/19	246,923
FNARM Pool 724178	145,268	5.228%	+	7/1/33	146,463
FNARM Pool 739151	86,618	5.183%	+	9/1/33	87,227
FNARM Pool 776324	142,748	3.611%	+	4/1/34	143,254
Master Alternative Loans Trust Series 2003-7 5A1	111,114	6.250%		11/25/33	111,126
Master Alternative Loans Trust Series 2004-1 3A1	99,589	7.000%		1/25/34	101,145
Master Alternative Loans Trust Series 2004-5 6A1	65,331	7.000%		6/25/34	66,395

SCHEDULE OF INVESTMENTS ( Unaudited)
Dunham Corporate / Government Bond Fund (Continued)
January 31, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
MORTGAGE BACKED SECURITIES - 3.65%, Continued
Master Alternative Loans Trust Series 2004-6 6A1	$ 348,820	6.500%		7/25/34	$ 352,313
Morgan Stanley Mortgage Loan Trust Series 2004-3 3A	372,106	6.000%		4/25/34	370,711
Residential Asset Mortgage Products, Inc. Series 2004-SL3 A4	171,305	8.500%		12/25/31	177,059
					2,062,521
TOTAL MORTGAGE BACKED SECURITIES
(Cost - $2,088,461)					2,062,521

U.S. GOVERNMENT AND AGENCIES - 50.03%
U.S. Government Agency - 26.49%
FGLMC	148,309	7.000%		1/1/33	152,719
FHLMC FHR 2503B	87,853	5.500%		9/15/17	87,929
FHLMC FHR 2764HW	212,486	5.000%		3/15/19	206,448
FNCL - TBA	7,955,000	5.000%		2/1/36	7,631,828
FNMA	231,358	4.500%		1/1/35	215,782
FNMA - TBA	3,915,000	5.500%		3/25/22	3,896,646
FNMA - TBA	2,830,000	5.500%		2/1/36	2,783,129
					14,974,481
U.S. Treasury Obligations - 23.54%
U.S. Treasury Notes	5,665,000	4.625%		3/31/08	5,638,442
U.S. Treasury Notes	3,613,000	4.000%		11/15/12	3,467,916
U.S. Treasury Notes	2,190,000	4.750%		5/15/14	2,180,077
U.S. Treasury Notes	1,780,000	6.250%		8/15/23	2,022,664
					13,309,099
TOTAL U.S. GOVERNMENT AND AGENCIES
(Cost - $28,498,757)					28,283,580
		Dividend
	Shares	Rate
PREFERRED STOCK - 0.23%
Banks - 0.23%
Bank of America Corp.	5,200	5.718%	+		132,860
(Cost - $130,000)
	Principal	Interest
	Amount	Rate
SHORT TERM INVESTMENTS - 42.57%
Federal Home Loan Bank Discount Note	$ 4,200,000	5.033%		2/1/07	4,200,000
Federal Home Loan Bank Discount Note	10,000,000	5.252%		2/28/07	9,961,556
Federal Home Loan Bank Discount Note	10,000,000	5.267%		4/9/07	9,904,456

TOTAL SHORT TERM INVESTMENTS
(Cost - $24,066,011)					24,066,012

Total Investments - 125.10%
(Cost - $70,979,655)					70,724,514
Other assets less liabilities - (25.10)%					(14,191,371)
NET ASSETS - 100.00%					$ 56,533,143

+ Variable rate security. Interest rate is as of January 31, 2007
*Defaulted security
^Step Coupon Rate
TBA- When-issued security
REIT- Real Estate Investment Trust
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

At January 31, 2007, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 205,627
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(460,768)
Net unrealized depreciation					$ (255,141)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund
January 31, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
CORPORATE BONDS - 89.54%
Airlines - 0.83%
American Airlines, Inc.	$ 290,000	8.608%		4/1/11	$ 308,125

Apparel - 4.25%
Payless ShoeSource, Inc.	505,000	8.250%		8/1/13	526,462
Perry Ellis International, Inc.	380,000	8.875%		9/15/13	387,600
Phillips Van-Heusen	115,000	7.250%		2/15/11	117,300
Phillips Van-Heusen	120,000	7.750%		11/15/23	126,000
Rafealla Apparel Group SR NTS- 144A	410,000	11.250%		6/15/11	420,250
					1,577,612
Broadcasting - 1.01%
Sinclair Broadcast Group, Inc.	365,000	8.000%		3/15/12	375,037

Cable Television - 4.32%
Charter Communications Operating Capital SR NTS - 144A	515,000	8.375%		4/30/14	535,600
CSC Holdings, Inc.	190,000	8.125%		7/15/09	196,887
General Cable Corp.	260,000	9.500%		11/15/10	274,300
LodgeNet Entertainment Corp.	323,000	9.500%		6/15/13	346,417
Mediacom LLC Capital Corp.	245,000	9.500%		1/15/13	252,350
					1,605,554
Casinos - 6.06%
Isle of Capri Casinos, Inc.	160,000	7.000%		3/1/14	158,000
Majestic Star Casino LLC	435,000	9.500%		10/15/10	454,575
MTR Gaming Group, Inc.	255,000	9.750%		4/1/10	267,750
OED Corp./Diamond Jo	275,000	8.750%		4/15/12	272,250
Pinnacle Entertainment, Inc.	450,000	8.250%		3/15/12	460,687
Trump Entertainment Resorts, Inc.	475,000	8.500%		6/1/15	470,250
Virgin River Casino Corp.	160,000	9.000%	+	1/15/12	165,600
					2,249,112
Chemicals - 2.03%
Lyondell Chemical Company	355,000	8.250%		9/15/16	376,300
OM Group, Inc.	365,000	9.250%		12/15/11	379,144
					755,444
Commericial Services - 4.05%
ACE CASH EXPRESS, Inc. - 144A	280,000	10.250%		10/1/14	282,800
Aramark Corp. Cl. B-144A	355,000	8.500%		2/1/15	363,431
Education Management, LLC	160,000	8.750%		6/1/14	168,000
NCO Group, Inc. - 144A	135,000	10.244%	+	11/15/13	135,000
Rental SVC Corp.-144A	355,000	9.500%		12/1/14	370,975
Stewart Enterprizes	190,000	6.250%		2/15/13	182,400
					1,502,606
Computers - 1.05%
Sensus Metering Systems	105,000	8.625%		12/15/13	105,000
Sungard Data Systems, Inc.	270,000	9.125%		8/15/13	284,175
					389,175
Construction - 0.78%
U.S. Concrete, Inc.	290,000	8.375%		4/1/14	289,275

Cosmetics - 0.72%
Elizabeth Arden, Inc.	265,000	7.750%		1/15/14	267,650

Diversified Manufacturing - 1.59%
Bombardier, Inc.- 144A	465,000	6.300%		5/1/14	440,006
Coleman Cable, Inc.	145,000	9.875%		10/1/12	148,625
					588,631

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Electric - 5.62%
Mirant Americas General, Inc.	$ 630,000	8.300%		5/1/11	$ 642,600
NRG Energy, Inc.	395,000	7.375%		2/1/16	395,494
Reliant Energy, Inc.	160,000	9.250%		7/15/10	168,000
Reliant Energy, Inc.	185,000	9.500%		7/15/13	198,412
Superior Essex Communications, LLC	475,000	9.000%		4/15/12	485,687
Verasun Energy Corp.	190,000	9.875%		12/15/12	198,550
					2,088,743
Electronics - 0.81%
Itron, Inc.	295,000	7.750%		5/15/12	302,375

Energy - 3.28%
Dynegy Holdings, Inc.	530,000	8.375%		5/1/16	560,475
Markwest Energy - 144A	65,000	8.500%		7/15/16	67,112
Orion Power Holdings, Inc.	515,000	12.000%		5/1/10	590,963
					1,218,550
Finance - Auto Loans - 2.07%
Ford Motor Credit Co.	600,000	7.000%		10/1/13	572,372
Ford Motor Credit Co.	200,000	8.000%		12/15/16	196,374
					768,746
Financial Services - 11.62%
AMR Real Estate Finance Corp.	235,000	8.125%		6/1/12	241,463
Bluewater Finance Ltd.	260,000	10.250%		2/15/12	272,350
Cardtronics, Inc.	120,000	9.250%		8/15/13	126,900
Dow Jones CDX HY - 144A	1,700,000	8.000%		12/29/11	1,718,020
Galaxy Entertainment Galent - 144A	90,000	9.875%		12/15/12	97,425
General Motors Acceptance Corp.	485,000	6.875%		8/28/12	492,901
General Motors Acceptance Corp.	610,000	7.700%		4/15/16	590,175
General Motors Acceptance Corp.	505,000	8.000%		11/1/31	568,433
Williams Cos., Inc.	200,000	7.500%		1/15/31	208,000
					4,315,667
Forest Products & Paper - 1.09%
Bowater Canada Finance	235,000	7.950%		11/15/11	235,588
Bowater, Inc.	165,000	9.375%		12/15/21	169,950
					405,538
Healthcare - 3.29%
Community Health Systems, Inc.	125,000	6.500%		12/15/12	124,063
Cooper Cos. Inc.-144A	135,000	7.125%		2/15/15	136,350
DaVita, Inc.	140,000	7.250%		3/15/15	141,750
HCA - The Healthcare Company - 144A	545,000	9.250%		11/15/16	579,063
Iasis Healthcare	235,000	8.750%		6/15/14	239,994
					1,221,220
Hotels - 0.58%
Gaylord Entertainment Co.	220,000	6.750%		11/15/14	213,675

Household Products - 0.37%
Prestige Brands, Inc.	135,000	9.250%		4/15/12	137,700

Housewares - 0.46%
Libbey Glass, Inc. - 144A	160,000	12.348%	+	6/1/11	172,800

Leisure - 0.38%
Festival Fun Parks LLC	140,000	10.875%		4/15/14	142,800

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Medical Services - 0.78%
Team Health, Inc.	$ 110,000	11.250%		12/1/13	$ 114,125
Universal Hospital Services, Inc.	165,000	10.125%		11/1/11	175,312
					289,437
Mining - 0.37%
Novelis, Inc.	133,000	7.250%		2/15/15	136,325

Oil & Gas - 5.61%
Allis-Chalmers Energy, Inc.	75,000	9.000%		1/15/14	76,125
Allis-Chalmers Energy, Inc.- 144A	65,000	8.500%		3/1/17	65,000
Aquila, Inc.	405,000	14.875%		7/1/12	534,600
Comstock Resources, Inc.	435,000	6.875%		3/1/12	417,056
Hanover Compressor Co.	200,000	9.000%		6/1/14	213,000
Mariner Energy, Inc.	145,000	7.500%		4/15/13	140,650
Petrohawk Energy Corp.	350,000	9.125%		7/15/13	362,250
SemGroup LP - 144A	275,000	8.750%		11/15/15	275,687
					2,084,368
Pharmaceuticals - 1.17%
Angiotech Pharmaceuticals - 144A	135,000	9.103%	+	12/1/13	138,375
Omnicare, Inc.	300,000	6.875%		12/15/15	296,250
					434,625
Printing Services - 0.46%
Cenveo Corp.	175,000	7.875%		12/1/13	169,312

Restaurants - 0.57%
Carrols Corp.	45,000	9.000%		1/15/13	46,350
NPC International, Inc.	160,000	9.500%		5/1/14	164,800
					211,150
Retail - Apparel - 1.37%
Bon-Ton Department Stores, Inc.	130,000	10.250%		3/15/14	134,550
Brown Shoe Company, Inc.	355,000	8.750%		5/1/12	374,525
					509,075
Retail - Computer Equipment - 0.70%
GSC Holdings Corp.	245,000	8.000%		10/1/12	259,088

Retail - Drug Store - 0.32%
Rite Aid Corp.	115,000	9.500%		2/15/11	120,463

Retail - Jewelry - 0.42%
Finlay Fine Jewelry Corp.	165,000	8.375%		6/1/12	156,750

Semiconductors - 0.65%
Conexant Systems, Inc - 144A	150,000	9.126%	+	11/15/10	152,250
Freescale Semiconductor - 144A	90,000	8.875%		12/15/14	89,550
					241,800
Steel - 1.00%
AK Steel Corp.	365,000	7.750%		6/15/12	369,563

Storage - 1.39%
Mobile Services Group, Inc. - 144A	235,000	9.750%		8/1/14	247,337
Owens- Illinois, Inc.	265,000	7.500%		5/15/10	268,975
					516,312

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Telecommunications - 7.21%
American Cellular Corp.	$ 310,000	10.000%		8/1/11	$ 328,600
American Towers, Inc.	180,000	7.250%		12/1/11	186,075
Broadview Networks Holdings, Inc. - 144A	135,000	11.375%		9/1/12	141,075
Centennial Communications Corp.	525,000	8.125%		2/1/14	540,094
iPCS, Inc.	115,000	11.500%		5/1/12	127,075
McLeodUSA, Inc. - 144A	265,000	10.500%		10/1/11	271,625
Millicom International Cellular SA	350,000	10.000%		12/1/13	383,687
Nortel Networks Ltd. - 144A	215,000	10.125%		7/15/13	235,425
Rogers Wireless, Inc.	265,000	6.375%		3/1/14	265,331
Windstream Corp.	110,000	8.125%		8/1/13	118,387
Windstream Corp.	75,000	8.625%		8/1/16	81,844
					2,679,218
Telephone - 6.73%
Cincinnati Bell, Inc.	600,000	8.375%		1/15/14	615,000
Eschelon Operating Co.	235,000	8.375%		3/15/10	226,188
GCI, Inc.	210,000	7.250%		2/15/14	209,475
Global Crossing UK Finance PLC	235,000	10.750%		12/15/14	254,388
Insight Midwest/Insight Cap	41,000	9.750%		10/1/09	41,718
Insight Midwest/Insight Cap	13,000	9.750%		10/1/09	13,228
Level 3 Financing, Inc.	270,000	12.250%		3/15/13	308,475
NTL Cable PLC	215,000	8.750%		4/15/14	223,063
Qwest Capital Funding, Inc.	195,000	7.000%		8/3/09	198,412
Qwest Communications International, Inc.	230,000	7.500%		2/15/14	237,475
Syniverse Technologies	170,000	7.750%		8/15/13	170,425
					2,497,847
Theaters - 2.08%
AMC Entertainment, Inc.	205,000	9.500%		2/1/11	205,513
AMC Entertainment, Inc.	210,000	8.625%		8/15/12	220,763
Cinemark USA, Inc.	325,000	9.000%		2/1/13	345,313
					771,589
Transportation - 1.86%
Greenbrier Cos., Inc.	260,000	8.375%		5/15/15	259,350
Kansas City Southern Mex - 144A	165,000	7.625%		12/1/13	165,412
TFM SA de CV SR NTS	250,000	9.375%		5/1/12	266,875
					691,637
Vitamins & Nutrition - 0.59%
NBTY, Inc.	220,000	7.125%		10/1/15	219,450

TOTAL CORPORATE BONDS
(Cost - $32,865,115)					33,254,044

		Dividend
CONVERTIBLE PREFERRED STOCK - 1.24%	Shares	Rate
REITS - Hotels - 0.34%
FelCor Lodging Trust, Inc.	5,000	8.000%			126,700

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2007

		Interest			Market
Security	Shares	Rate			Value
Telecommunications - 0.90%
Lucent Technologies Capital Trust I	320	7.750%			$ 333,840

TOTAL CONVERTIBLE PREFERRED STOCK
(Cost - $439,941)					460,540

SHORT TERM INVESTMENTS - 22.37%
Milestone Treasury Obligation Portfolio - Institutional Class	3,606,407	5.100%	+		3,606,407
Rydex Series Trust - US Government Money Market	4,700,000	4.310%	+		4,700,000
TOTAL SHORT TERM INVESTMENTS
(Cost - $8,306,407)					8,306,407

Total Investments - 113.15%
(Cost - $41,611,463)					42,020,991
Other assets less liabilities - (13.15)%					(4,883,638)
NET ASSETS - 100.00%					$ 37,137,353
____________
+ Variable rate security. Interest rate shown is as of January 31, 2007.
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

At January 31, 2007, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					463,170
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(53,642)
Net unrealized appreciation					$ 409,528

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund
January 31, 2007

					Market
Security				Shares	Value
COMMON STOCK - 48.53%
Apparel - 4.86%
Coach, Inc.*				16,000	$ 733,760
Nike, Inc. - Class B				5,750	568,158
					1,301,918
Beverages - 1.95%
Coca-Cola Co.				10,900	521,892

Cable TV - 2.46%
The DIRECTTV Group*				27,000	658,530

Computers - 6.10%
Apple Computer, Inc.*				11,000	943,030
Hewlett-Packard Co.				16,000	692,480
					1,635,510
Electronics - 2.06%
Garmin, Ltd.				11,000	552,420

Healthcare Products - 1.00%
Johnson & Johnson				4,000	267,200

Hotels - 2.33%
Marriott International, Inc. - Cl. A				13,000	625,820

Insurance - 8.32%
Ambac Financial Group, Inc.				5,800	510,980
American Financial Group, Inc.				15,000	529,800
Lincoln National Corp.				8,000	537,120
Loews Corp.				15,000	651,900
					2,229,800
Investment Services - 4.04%
Edwards (AG), Inc.				6,100	403,881
Franklin Resources, Inc.				5,700	678,927
					1,082,808
Media - 1.00%
News Corp., Inc. - Cl. B				11,000	268,950

Oil & Gas - 1.96%
FMC Technologies, Inc.*				8,500	526,405

Pharmaceuticals - 2.14%
Schering Plough Corp.				23,000	575,000

Retail - Regional Department Store - 2.06%
Kohls Corp.*				7,800	553,098

Software - 6.37%
BMC Software, Inc.*				16,000	550,240
Infosys Technologies Ltd. - ADR				12,000	696,000
Oracle Corp.*				27,000	463,320
					1,709,560
Telecommunications - 1.88%
Cisco Systems, Inc.*				19,000	505,210

TOTAL COMMON STOCK
(Cost - $11,172,195)					13,014,121

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund (Continued)
January 31, 2007

		Dividend			Market
Security	Shares	Rate			Value
PREFERRED STOCK - 8.45%
Auto Manufacturers - 1.96%
General Motors Corp. Convertible*	22,000	6.250%			$ 525,250

Diversified Financial Services - 1.81%
Citigroup Fund Convertible	15,000	5.020%	+		486,000

Insurance - 4.68%
Metlife, Inc. Convertible	24,400	6.375%			765,550
Travelers Property Casualty Corp. Convertible	19,000	4.500%			489,440
					1,254,990
TOTAL PREFERRED STOCK
(Cost - $2,094,012)					2,266,240

	Principal	Interest		Maturity
	Amount	Rate		Date
CONVERTIBLE BONDS - 40.18%
Advertising - 1.94%
Omnicom Group, Inc.	$ 500,000	0.000%		7/31/32	520,000

Aerospace & Defense - 1.98%
Lockheed Martin Corp.	385,000	5.124%	+	8/15/33	530,214

Diversified Manufacturing - 3.93%
Danahar Corp.	483,000	0.000%		1/22/21	525,866
Roper Industries, Inc.	790,000	1.481%	+	1/15/34	528,313
					1,054,179
Electronics - 1.75%
FEI Co.	450,000	0.000%	+	6/15/23	469,687

Internet - 1.67%
Symantec Corp.	415,000	0.750%		6/15/11	447,681

Medical - 9.87%
Amgen, Inc.	500,000	0.125%		2/1/11	496,875
Apogent Technologies, Inc.	370,000	4.110%	+	12/15/33	634,058
Genzyme Corp. General Division	400,000	1.250%		12/1/23	426,500
Integra LifeSciences Holdings Corp.	420,000	2.500%		3/15/08	546,525
Laboratory Corp. of America Hldgs.	550,000	0.000%	+	9/11/21	543,125
					2,647,083
Multimedia - 3.02%
Disney (Walt) Co.	650,000	2.125%		4/15/23	808,438

Oil & Gas - 6.30%
Cameron International Corp.	470,000	2.500%		6/15/26	497,612
Diamond Offshore Drilling, Inc.	350,000	1.500%		4/15/31	600,688
Seacor Holdings, Inc.	400,000	2.875%		12/15/24	592,500
					1,690,800
Pharmaceuticals - 4.81%
Medicis Pharmaceutical Corp.	720,000	1.500%		6/4/33	784,800
Sepracor, Inc.	483,000	0.000%	+	10/15/24	503,527
					1,288,327

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund (Continued)
January 31, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Semiconductor - 1.54%
ON Semiconductor Corp.	$ 400,000	0.000%		4/15/24	$ 413,000

Telecommunications - 1.71%
Qwest Communications, Inc.	300,000	3.500%		11/15/2025	457,875

Transportation - 1.66%
CSX Corp.	340,000	0.000%	+	10/30/21	445,400

TOTAL CONVERTIBLE BONDS
(Cost - $9,740,297)					10,772,684

SHORT TERM INVESTMENTS - 10.66%	Shares
Milestone Treasury Obligation Portfolio- Institutional Class	2,560,882	5.100%	+		2,560,882
Rydex Series Trust US Govt Money Market	300,000	4.310%	+		300,000
TOTAL SHORT TERM INVESTMENTS
(Cost - $2,860,882)					2,860,882

Total Investments - 107.82%
(Cost - $25,867,386)					28,913,927
Other assets less liabilities - (7.82)%					(2,096,185)
NET ASSETS - 100.00%					$ 26,817,742

*Non-income producing security
+Variable rate security. Interest rate shown is as of January 31, 2007

At January 31, 2007, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 3,186,752
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(140,211)
Net unrealized appreciation					$ 3,046,541

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Value Fund
January 31, 2007

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 89.29%			Insurance - 5.19%
Aerospace & Defense - 2.65%			Allstate Corp.	12,732	$ 765,957
Honeywell International, Inc.	14,672	$ 670,364	American International Group, Inc.	13,690	937,081
United Technologies Corp.	7,416	504,436	Hartford Financial
		1,174,800	Services Group, Inc.	6,340	601,729
Air Courier - 0.92%					2,304,767
Fedex Corp.	3,708	409,363	Investment Services - 2.49%
			Merrill Lynch & Co., Inc.	11,814	1,105,318
Apparel - 0.13%
Hanesbrands, Inc.*	2,299	58,808	Management Investment
			Companies - 0.70%
Banks - 12.73%			John Hancock Bank & Thrift
Bank of America Corp.	18,841	990,660	Opportunity Fund	31,148	311,169
Citigroup, Inc.	21,310	1,174,820
JPMorgan Chase & Co.	25,402	1,293,724	Medical - 6.12%
Suntrust Banks, Inc.	9,514	790,613	Boston Scientific Corp.*	20,662	381,214
U.S. Bancorp	23,507	836,849	Johnson & Johnson	8,700	581,160
UnionBanCal Corp.	8,724	563,745	Laboratory Corp. of America Holdings*	12,602	925,491
		5,650,411	Pfizer, Inc.	16,499	432,934
Building & Construction			Triad Hospitals, Inc.*	9,300	395,250
Products - 0.80%					2,716,049
Masco Corp.	11,124	355,857	Metals - 1.93%
			Alcoa, Inc.	26,540	857,242
Computers - 1.96%
Dell, Inc.*	35,800	868,150	Oil - 14.26%
			Apache Corp.	23,532	1,717,130
Conglomerates - 7.32%			ChevronTexaco Corp.	22,500	1,639,800
Dover Corp.	14,500	719,200	ConocoPhillips	20,196	1,341,216
Emerson Electric Co.	18,852	847,775	Marathon Oil Corp.	18,087	1,633,980
Fortune Brands, Inc.	13,767	1,152,573			6,332,126
General Electric Co.	14,727	530,908	Railroads - 1.23%
		3,250,456	Burlington Northern Santa Fe Corp.	6,800	546,448
Consumer Financial
Services - 1.27%			Rental Auto Equipment - 0.11%
Fannie Mae	10,000	565,300	Avis Budget Group, Inc.	1,950	49,647

Electric Utilities - 4.68%			Retail-Apparel - 1.17%
FPL Group, Inc.	7,136	404,255	Gap, Inc.	27,000	517,590
Public Service Enterprise Group, Inc.	14,500	971,935
TXU Corp.	13,000	703,040	Retail-Auto Parts - 1.60%
		2,079,230	Autozone, Inc.*	5,636	708,051
Food Processing - 2.91%
Dean Foods Co. *	8,900	393,825	Retail-Building Products - 2.33%
General Mills, Inc.	10,175	582,417	Home Depot, Inc.	13,287	541,312
Sara Lee Corp.	18,392	315,423	Lowe's Companies, Inc.	14,582	491,559
		1,291,665			1,032,871
Industrial Equipment - 1.70%			Retail-Discount - 2.33%
Ingersoll-Rand Co.- Cl. A	17,580	753,830	Wal-Mart Stores, Inc.	21,700	1,034,873

Hotels - 0.27%			Retail-Jewelry - 0.78%
Wyndham Worldwide Corp.*	3,900	121,680	Zale Corp.*	12,640	347,853

			Retail-Office Supplies - 0.90%
			Office Depot, Inc.*	10,680	399,325

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Value Fund (Continued)
January 31, 2007
		Market			Market
Security	Shares	Value	Security	Shares	Value
Retail-Restaurant/Specialty - 2.86%			SHORT TERM INVESTMENTS - 10.73%
McDonald's Corp.	14,926	$ 661,968	Milestone Treasury Obligation
OSI Restaurant Partners, Inc.	15,411	608,580	Portfolio- Institutional Class, 5.10%	4,165,729	$ 4,165,729
		1,270,548	Rydex Series Trust
Savings & Loans - 1.34%			US Govt Money Market, 4.31%	600,000	600,000
Washington Mutual, Inc.	13,349	595,232	TOTAL SHORT TERM INVESTMENTS
			(Cost - $4,765,729)		4,765,729
Semiconductors - 2.57%
Intel Corp.	54,528	1,142,907	Total Investments - 100.02%
			(Cost - $35,272,654)		44,409,410
Telephone-Integrated- 2.09%			Other assets less liabilities - (0.02)%		(8,027)
AT& T, Inc.	24,645	927,391	NET ASSETS - 100.00%		$ 44,401,383

Tobacco - 1.95%
Altria Group, Inc.	9,895	864,724

TOTAL COMMON STOCK
(Cost - $30,506,925)		39,643,681

*Non-income producing security.

At January 31, 2007, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					10,157,711
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(1,020,955)
Net unrealized appreciation					$ 9,136,756

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Real Estate Stock Fund
January 31, 2007

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 98.01%			REITs - Shopping Centers - 14.29%
REITs - Apartments - 25.10%			Developers Diversified Realty Corp.	10,521	$ 706,170
Apartment Investment			Inland Real Estate Corp.	9,500	192,090
& Management Co. - Cl. A	11,240	$ 703,961	Kimco Realty Corp.	12,481	619,058
Archstone-Smith Trust	4,250	268,643	Ramco-Gershenson	3,600	134,856
Avalonbay Communities, Inc.	3,584	531,722	Tanger Factory Outlet Center	4,800	194,880
Camden Property Trust	7,685	602,504			1,847,054
Equity Residential	6,800	382,704	REITs - Storage - 5.45%
Essex Property Trust, Inc.	1,830	264,142	Public Storage, Inc.	6,482	704,982
Mid-America Apartment Community	5,710	343,285
United Dominion Realty Trust, Inc.	4,483	146,997	REITs - Warehouse - 11.10%
		3,243,958	AMB Property Corp.	1,300	79,105
REITs - Hotels - 2.97%			EastGroup Properties, Inc.	4,172	228,375
Hersha Hospitality Trust	11,500	128,685	First Industrial Realty Trust, Inc.	6,782	320,517
Host Hotels & Resorts, Inc.	9,668	255,912	ProLogis	12,413	806,845
		384,597			1,434,842
REITs - Office Property - 25.85%			TOTAL COMMON STOCK
Alexandria Real Estate Equities, Inc.	5,365	581,351	(Cost - $9,123,325)		12,668,693
BioMed Realty Trust, Inc.	2,366	70,578
Boston Properties, Inc.	2,194	276,641	SHORT TERM INVESTMENTS - 2.03%
Corporate Office Properties Trust	9,649	514,099	Milestone Treasury Obligation
Duke Weeks Realty Corp,	2,200	97,064	Portfolio- Institutional Class, 5.10%	152,161	152,161
Entertainment Properties Trust	2,400	155,664	Rydex Series Trust
Highwoods Properties, Inc.	3,800	166,060	US Govt Money Market, 4.31%	110,000	110,000
Hrpt Properties Trust	20,800	270,816	TOTAL SHORT TERM INVESTMENTS
Investors Real Estate Trust	11,400	118,104	(Cost - $262,161)		262,161
SL Green Realty Corp.	2,047	300,049
Vornado Realty Trust	6,462	790,626	Total Investments - 100.04%
		3,341,052	(Cost - $9,385,486)		12,930,854
REITs - Regional Malls - 13.25%			Other assets less liabilities - (0.04)%		(5,236)
CBL & Associates Properties, Inc.	11,649	546,688	NET ASSETS - 100.00%		$ 12,925,618
Simon Property Group, Inc.	10,189	1,165,520
		1,712,208	REIT - Real Estate Investment Trust

At January 31, 2007, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					3,545,509
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(141)
Net unrealized appreciation					$ 3,545,368

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund
January 31, 2007

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 91.65%
Advertising - 0.90%			Computer Equipment - 2.28%
Ipsos	9,332	$ 321,843	TPV Technology Ltd.	583,000	$ 361,159
			Wincor Nixdorf AG	2,839	452,475
Automobile Equipment - 2.60%					813,634
Bosch Corp.	28,000	137,833	Consulting Services - 0.88%
F.C.C. Co., Ltd.	23,700	584,950	RPS Group PLC	55,754	313,599
Hyundai Mobis	2,495	203,568
		926,351	Cosmetics - 0.26%
Automobiles - 3.53%			Sarantis SA	9,340	94,333
Nissan Motor Co. Ltd SP-ADR	23,779	594,237
Porsche AG - Preferred	527	665,617	Distribution - 1.14%
		1,259,854	Kloeckner & Co.*	9,300	407,416
Beverages - 0.32%
C&C Group PLC	7,727	113,794	Diversified Manufacturing - 0.96%
			Aalberts Industries N.V.	3,692	340,862
Brewery - 1.89%
InBev NV	10,508	675,752	Diversified Minerals - 3.04%
			Companhia Vale do Rio Doce SP - ADR	22,100	634,933
Building Products - 5.02%			Paladin Resources Ltd.*	65,820	449,496
CRH PLC	20,074	793,210			1,084,429
Lindab International AB*	8,300	167,666	Electrical Equipment - 0.30%
Marazzi Gruppo Ceramiche SPA	27,875	341,155	Zumtobel AG*	3,300	107,289
Titan Cement Co. SA	4,010	225,703
Wavin NV*	13,430	264,391	Electronics - 0.02%
		1,792,125	Nice SpA*	800	6,865
Building-Residential - 3.74%
Barratt Developments PLC	19,310	448,877	Engineering - 1.31%
Kaufman & Broad S.A.	4,410	286,389	Chiyoda Corp.	16,000	335,980
Redrow PLC	49,129	597,465	Takuma Co., Ltd.	22,000	131,789
		1,332,731			467,769
Chemicals - 1.70%			Finance - 1.54%
Aica Kogyo Co., Ltd.	8,500	117,265	Acom Co.,Ltd	5,770	219,438
Wacker Chemie AG*	3,012	487,236	Kensington Group PLC	21,610	331,087
		604,501			550,525
Commercial Banks - 11.84%			Food - 0.77%
Allied Irish Banks PLC	15,655	452,025	Nissin Healthcare Food Service Co., Ltd.	8,000	102,752
Anglo Irish Bank Corp. PLC	54,411	1,102,608	Paragon Group Co. PLC	1,700	20,026
Barclays PLC	34,221	497,783	Sligro Food Group NV	2,236	152,433
BNP Paribas SA	3,181	355,196			275,211
Daegu Bank	10,370	171,780	Gambling - 1.59%
Depfa Bank PLC	23,830	419,949	Great Canadian Gaming Corp.*	19,100	197,246
Fortis	7,510	315,261	William Hill PLC	29,383	371,128
Lloyds TSB Group PLC	51,505	589,519			568,374
Societe Generale	1,799	318,393	Home Furnishings - 1.72%
		4,222,514	Advanced Digital Broadcast Holdings*	4,970	342,033
Commercial Services - 3.11%			Nobia AB	6,830	272,310
Groupe Steria SCA	2,600	159,816			614,343
MacDonald, Dettwiler and			Insurance - 0.22%
Associates Ltd.*	14,590	615,539	Milano Assicurazioni S.P.A.	9,890	78,812
Northgate PLC	7,760	168,170
Pasona, Inc.	82	165,376	Investment Companies - 0.16%
		1,108,901	Timbercorp Ltd.	25,733	55,979

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
January 31, 2007

		Market			Market
Security	Shares	Value	Security	Shares	Value
Leasure & Recreation Products - 3.09%			Reinsurance -0.49%
Heiwa Corp.	24,900	$ 327,155	Swiss Re - Reg	2,100	$ 174,877
Mars Engineering Corp.	20,000	424,458
Raymarine PLC	4,600	39,200	Retail - Automobiles - 0.11%
Sankyo Co., Ltd.	6,300	312,544	Gulliver International Co., Ltd.	500	39,389
		1,103,357
Medical - 1.00%			Retail - Pubs - 2.18%
Hogy Medical Co., Ltd.	3,700	174,147	Punch Taverns PLC	34,549	778,553
OPG Groep N.V.	1,560	182,926
		357,073	Semiconductors - 0.42%
Mortgage Banks - 0.94%			ICOS Vision Systems N.V.*	3,585	150,046
Northern Rock PLC	14,502	334,838
			Software - 0.37%
Multimedia- 1.32%			Tele Atlas NV*	6,224	130,159
Corus Entertainment, Inc. - Cl. B	11,300	469,078
			Steel Pipe - 4.44%
Oil & Gas - 16.18%			Maruichi Steel Tube Ltd.	9,400	250,765
Addax Petroleum Corp.	15,990	438,899	Sumitomo Metal Industries	95,000	402,923
Burren Energy PLC	42,108	622,896	Tenaris S.A. - ADR	7,595	360,535
Canadian Natural Resources Ltd.	10,600	528,384	Vallourec SA	2,184	568,062
C.A.T Oil AG*	10,210	255,648			1,582,285
Dragon Oil PLC*	99,785	350,911	Telecommunication - 4.45%
First Calgary Petroleums Ltd.*	12,500	79,104	KT Corp. SP - ADR*	15,660	361,746
Petroleo Brasileiro SA - ADR	5,500	540,540	SK Telecom Co., Ltd. - ADR	15,000	356,250
Prosafe ASA	18,500	288,694	Vodafone Group PLC SP - ADR	29,625	870,679
Suncor Energy, Inc.	7,014	518,151			1,588,675
Talisman Energy, Inc.	32,600	572,516	Tires - 1.60%
Total Fina Elf SA - ADR	5,800	394,690	Continental AG	4,720	571,749
Tullow Oil PLC	77,785	608,089
Woodside Petroleum Ltd.	19,565	571,699	Transport Services - 1.04%
		5,770,221	Euronav SA	12,530	369,711
Petrochemicals - 0.81%
Ultrapar Participacoes S.A. SP - ADR	12,000	287,400	TOTAL COMMON STOCK
			(Cost - $25,822,537)		32,692,089
Pharmaceuticals - 0.46%
GlaxoSmithKline PLC - ADR	3,040	164,555	SHORT TERM INVESTMENT - 5.46%
			Milestone Treasury Obligation
Photo Equipment - 0.95%			Portfolio- Institutional Class, 5.10%
Pentax Corp.	60,000	340,448	(Cost - $1,946,039)	1,946,039	1,946,039

Plastic Products - 0.32%			Total Investments - 97.11%
Tenma Corp.	6,500	113,962	(Cost - $27,768,576)		34,638,128
			Other assets less liabilities - 2.89%		1,032,621
Real Estate - 0.64%			NET ASSETS - 100.00%		$ 35,670,749
Renta Corp Real Estate SA*	5,090	227,907

*Non-income producing security
ADR - American Depositary Receipts

At January 31, 2007, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 7,587,328
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(717,776)
Net unrealized appreciation					$ 6,869,552

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund
January 31, 2007
		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 96.78%			Insurance - 9.78%
Apparel - 1.43%			American Equity Investment Life Holding Co.	28,900	$ 370,209
Cherokee, Inc.	8,260	$ 356,915	Assured Guaranty, Ltd.	12,775	335,216
			Clark, Inc.	40,370	666,912
Building Materials - 0.93%			Max Re Capital Ltd.	21,820	523,680
LSI Industries, Inc.	12,245	233,757	Platinum Underwriters Holdings	18,265	545,210
					2,441,227
Chemicals - 0.80%			Investment Companies - 2.21%
Schulman, Inc.	9,600	200,448	MCG Capital Corp.	27,900	551,583

Commercial Banks - 8.23%			Leisure - 1.61%
First Community Bancorp	9,370	499,421	Callaway Golf Co.	24,260	400,775
Flagstar Bancorp, Inc.	28,685	416,219
Hanmi Financial Corp.	22,680	464,486	Machinery - 2.84%
PFF Bancorp, Inc.	7,295	247,082	Sauer-Danfoss, Inc.	20,580	708,775
Westamerica Bancorp	8,575	427,464
		2,054,672	Office Furnishings - 1.55%
Commercial Services - 4.32%			Knoll, Inc.	17,600	387,024
CDI Corp.	14,220	369,151
Ennis, Inc.	28,155	709,224	Oil & Gas - 5.34%
		1,078,375	Berry Petroleum Co. - Cl.A	20,220	627,629
Communications Equipment - 7.31%			Cabot Oil & Gas Corp. - Cl.A	5,620	364,513
Adtran, Inc.	11,200	248,192	Gulf Island Fabrication, Inc.	9,420	341,758
Belden CDT, Inc.	27,120	1,172,940			1,333,900
Inter-Tel, Inc.	17,860	404,172	Paper & Paper Products - 1.70%
		1,825,304	Albany International Corp. - Cl .A	12,510	424,589
Distribution Wholesales - 1.67%
Owens & Minor, Inc.	12,500	418,125	Plastics - 1.08%
			Spartech Corp.	9,605	269,132
Electronic Components - 1.21%
Bel Fuse, Inc. - Cl. B	9,339	303,331	REITs - Apartments - 2.63%
			Associated Estates Realty Corp.	40,275	656,080
Finance - 5.29%
Advanta Corp. - Cl. B	11,980	555,992	REITs - Hotels - 1.41%
Cash America International, Inc.	9,005	384,604	Equity Inns, Inc.	21,290	351,285
SWS Group, Inc.	15,062	380,014
		1,320,610	REITs - Mortgage - 1.73%
Gas - 3.41%			MFA Mortgage Investments, Inc.	57,890	430,702
Cascade Natural Gas Corp.	9,325	242,543
Northwest Natural Gas Co.	6,360	258,788	REITs - Office Property - 1.59%
South Jersey Industries, Inc.	10,620	350,885	Parkway Properties, Inc.	7,230	396,566
		852,216
Healthcare Products - 1.76%			Rental & Leasing Services - 1.51%
Meridian Bioscience, Inc.	14,810	439,117	Aaron Rents, Inc.	12,745	376,232

Household Products - 2.79%			Retail - Apparel - 2.68%
Lancaster Colony Corp.	6,855	299,838	Men's Wearhouse, Inc.	6,550	281,257
The Yankee Candle Co.	11,465	397,033	Stage Stores, Inc.	12,125	389,091
		696,871			670,348
Industrial - 2.34%			Retail - Convenience Store - 1.96%
Lincoln Electric Holdings	9,595	583,088	Casey's General Store, Inc.	19,175	489,346

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund (Continued)
January 31, 2007

		Market			Market
Security	Shares	Value	Security	Shares	Value
Retail - Jewelry Store - 2.21%			Transportation - 5.63%
Movado Group	19,190	$ 550,753	Diana Shipping, Inc.	23,945	$ 378,092
			OMI Corp.	16,340	360,460
Retail - Restaurant/Specialty - 3.20%			Ship Finance International Ltd.	10,235	242,877
Bob Evans Farms, Inc.	13,965	474,391	Tsakos Energy Navigation Ltd.	9,345	423,889
Ruby Tuesday, Inc.	11,320	323,865			1,405,318
		798,256
Semiconductor Equipment- 0.98%			TOTAL COMMON STOCK
Cohu, Inc.	12,200	244,000	(Cost - $21,336,820)		24,158,450

Software - 2.75%			SHORT TERM INVESTMENTS - 7.54%
Blackbaud, Inc.	28,625	686,141	Milestone Treasury Obligation
			Portfolio- Institutional Class, 5.10%	1,881,416	1,881,416
Technology Distributors - 0.90%			TOTAL SHORT TERM INVESTMENTS
Richardson Electronics, Ltd.	25,010	223,589	(Cost - $1,881,416)		1,881,416

			Total Investments - 104.32%
			(Cost - $23,218,236)		26,039,866
			Other assets less liabilities - (4.32)%		(1,077,644)
			NET ASSETS - 100.00%		$ 24,962,222

At January 31, 2007, net unrealized depreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					3,149,689
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(328,059)
Net unrealized appreciation					2,821,630

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Growth Fund
January 31, 2007

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 86.97%			Healthcare Products - 7.41%
Aerospace - 2.15%			Baxter International, Inc.	20,265	$ 1,006,360
General Dynamics Corp.	7,480	$ 584,562	CR Bard, Inc.	6,100	503,372
United Technologies Corp.	7,140	485,663	Johnson & Johnson	16,850	1,125,580
		1,070,225	Stryker Corp.	17,020	1,054,219
Banks - 4.64%					3,689,531
State Street Corp.	10,028	712,489	Healthcare Services - 1.05%
US Bancorp	22,340	795,304	Laboratory Corp. of America*	7,109	522,085
Wells Fargo & Co.	22,315	801,555
		2,309,348	Insurance - 1.99%
Beverages - 0.40%			Chubb Corp.	6,580	342,423
PepsiCo, Inc.	3,050	198,982	Principal Financial Group	10,570	651,218
					993,641
Biotechnology - 3.53%			Media - 8.09%
Amgen, Inc.*	5,280	371,554	Comcast Corp.*	16,140	715,325
Celgene Corp.*	16,175	868,274	News Corp.	51,900	1,206,675
Genentech, Inc.*	5,925	517,667	The DIRECTV Group*	31,025	756,700
		1,757,495	Walt Disney Co.	38,450	1,352,287
Chemicals - 2.68%					4,030,987
E. I. du Pont de Nemours & Co.	18,305	907,196	Metal - 1.91%
Praxair, Inc.	6,755	425,970	Precision Castparts Corp.	10,720	952,901
		1,333,166
Commercial Services - 3.90%			Miscellaneous Manufacturing - 4.49%
Alliance Data Systems Corp.*	14,755	1,002,307	Danaher Corp.	17,015	1,260,131
Equifax, Inc.	22,601	938,620	General Electric Co.	27,095	976,775
		1,940,927			2,236,906
Computers - 10.74%			Oil - 0.85%
Apple Computer, Inc.*	19,185	1,644,730	Marathon Oil Corp.	1,575	142,286
Cognizant Technology Solutions*	16,525	1,409,417	Noble Energy, Inc.	5,301	283,126
Hewlett Packard Co.	42,025	1,818,842			425,412
Network Appliance, Inc.*	12,638	475,189	Oil & Gas- 3.42%
		5,348,178	Cameron International Corp.*	16,318	856,695
Cosmetics / Personal Care - 3.27%			ENSCO International, Inc.	8,375	426,036
Colgate Palmolive Co.	5,525	377,358	GlobalSantafe Corp.	7,240	419,992
Procter & Gamble Co.	19,275	1,250,369			1,702,723
		1,627,727	Pharmaceuticals - 5.13%
Electronics - 4.06%			Amerisource Bergen Corp.	3,790	198,520
Amphenol Corp. - Cl.A	5,592	378,690	Forest Laboratories, Inc.*	8,590	481,985
Emerson Electric Co.	9,300	418,221	Gilead Sciences, Inc.*	6,445	414,542
Garmin Ltd.	7,879	395,683	Schering Plough Corp.	58,400	1,460,000
Thermo Fisher Scientific, Inc.*	17,300	827,805			2,555,047
		2,020,399	Retail - Department Store - 1.86%
Finance - 7.34%			McDonald's Corp.	20,900	926,915
Charles Schwab Corp.	38,758	733,301
Chicago Mercantile Exchange	950	535,135	Retail - Office Supplies - 0.45%
JP MorganChase, Inc.	5,179	263,767	Office Depot, Inc.*	5,974	223,368
Morgan Stanley	16,600	1,374,314
NYSE Group, Inc.*	7,480	747,850	Software - 1.74%
		3,654,367	Infosys Technologies, Ltd.-ADR	1,435	83,230
			BMC Software Inc.*	10,905	375,023
			Fiserv Inc.*	7,802	410,151
					868,404

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Growth Fund (Continued)
January 31, 2007

		Market			Market
Security	Shares	Value	Security	Shares	Value
Telecommunications - 5.87%			SHORT TERM INVESTMENTS - 12.52%
America Movil SA de CV	18,745	$ 831,528	Milestone Treasury Obligation	4,438,385	$ 4,438,385
AT&T, Inc.	43,478	1,636,077	Portfolio- Institutional Class, 5.10%
NII Holdings, Inc.*	6,174	455,641	Rydex Series Trust	1,800,000	1,800,000
		2,923,246	US Govt Money Market, 4.31%
TOTAL COMMON STOCK			TOTAL SHORT TERM INVESTMENTS		6,238,385
(Cost - $38,882,134)		43,311,980	(Cost - $6,238,385)

			Total Investments - 99.49%
			(Cost - $45,120,519)		49,550,365
			Other assets less liabilites - 0.51%		252,261
			NET ASSETS - 100.00%		$ 49,802,626

*Non-income producing security
ADR - American Depositary Receipts

At January 31, 2007, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					4,486,320
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(56,474)
Net unrealized appreciation					$ 4,429,846

SCHEDULE OF INVESTMENTS ( Unaudited)
Dunham Small Cap Growth Fund
January 31, 2007

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 94.66%			Engineering Services - 2.19%
Advertising - 0.72%			Chicago Bridge & Iron Co NV	6,750	$ 200,610
Clear Channel Outdoor Holdings, Inc*	6,798	$ 196,598	KBR, Inc*	8,056	188,752
			Shaw Group, Inc*	6,300	212,688
Aerospace - 3.32%					602,050
BE Aerospace, Inc.*	12,100	360,338	Entertainment - 0.68%
Orbital Sciences Corp.*	8,960	152,858	Scientific Games Corp*	6,000	186,240
Spirit Aerosystems Holdings Inc.*	13,100	401,253
		914,449	Environmental Control - 0.68%
Airlines - 1.22%			Waste Connections, Inc.*	4,300	187,351
Copa Holdings SA	5,975	334,899
			Food - 1.30%
Banks - 1.28%			United Natural Foods, Inc*	5,500	181,720
Cascade Bancorp.	5,843	153,846	Whole Foods Market, Inc	4,049	174,876
Commerce Bancorp, Inc.	5,855	197,782			356,596
		351,628	Human Resources - 0.66%
Biotechnology - 1.95%			Resources Connection, Inc.*	5,800	182,120
Digene Corp.*	7,104	365,501
Lifecell Corp.*	7,186	171,817	Insurance - 0.53%
		537,318	Ehealth, Inc.*	6,550	144,362
Commercial Services - 9.82%
Corrections Corp of America*	15,046	733,041	Internet - 5.77%
CRA International, Inc*	3,214	173,299	Ctrip.com International Ltd.	3,012	214,183
Geo Group, Inc*	6,600	289,212	DealerTrack Holdings, Inc *	6,323	175,274
PeopleSupport, Inc*	12,225	291,566	F5 Networks, Inc.*	5,474	391,063
Pharmaceutical Product Development, Inc	17,002	586,569	LoopNet, Inc.*	11,340	190,058
Providence Service Corp/The*	7,961	175,142	Opsware, Inc.*	18,630	149,040
WNS Holdings Ltd*	13,400	453,724	Perficient, Inc.*	22,351	467,359
		2,702,553			1,586,977
Computer Services - 2.30%			Investment Services - 3.85%
Cognizant Technology Solutions Corp*	2,319	197,788	Affiliated Managers Group, Inc.*	5,803	646,454
Isilon Systems, Inc*	7,321	169,042	Eaton Vance Corp.	6,550	224,665
Ness Technologies, Inc*	19,746	264,794	T. Rowe Price Group, Inc.	3,900	187,161
		631,624			1,058,280
Computer Systems - 0.67%			Iron/Steel - 0.65%
RiverBed Technology, Inc.*	5,984	183,110	Claymont Steel Holdings, Inc.*	9,639	179,767

Construction Services - 1.42%			Medical HMO - 0.60%
Interline Brands, Inc.*	10,897	247,689	Humana, Inc.*	2,950	163,725
Williams Scotsman International, Inc.*	7,050	142,551
		390,240	Medical Instruments - 4.68%
Consulting Services - 3.33%			Conceptus, Inc.*	7,720	179,027
Advisory Board Co.*	6,099	343,435	Dexcom, Inc.*	8,500	75,650
Corporate Executive Board Co.	2,000	181,460	DJO, Inc.*	3,700	153,180
Huron Consulting Group*	3,726	193,193	EV3, Inc.*	9,943	183,150
LECG Corp.*	13,809	198,712	Intuitive Surgical, Inc.*	1,700	167,297
		916,800	Micrus Endosvascular Corp*	10,494	249,233
Consumer Products-Miscellaneous - 0.33%			NuVasive, Inc*	8,053	194,963
Central Garden & Pet Co.*	2,050	91,819	Ventana Medical Systems, Inc.*	1,998	84,116
					1,286,616
Cosmetics - 1.57%			Medical - Labs - 0.71%
Bare Escentuals, Inc.*	5,900	215,291	ICON PLC - ADR*	5,250	195,825
Chattem, Inc.*	3,750	215,400
		430,691	Medical Laser Systems - 1.57%
Education - 0.66%			Cutera, Inc.*	6,000	171,300
New Oriental Education - ADR*	5,041	180,115	Palomar Medical Technologies*	5,250	261,240
					432,540
Electronics - 5.47%			Medical Products - 1.71%
Agilent Technologies, Inc*	5,682	181,824	American Medical Systems Holdings, Inc.*	14,908	296,669
Daktronics, Inc	13,550	468,424	Mindray Medical International Ltd. -ADR*	7,172	174,280
FARO Technologies, Inc*	7,913	196,084			470,949
Flir Systems, Inc*	12,460	385,139	Medical-Outpatient/Home Medical - 0.62%
Thermo Fisher Scientific, Inc*	5,700	272,745	Radiation Therapy Services*	5,738	170,361
		1,504,216

SCHEDULE OF INVESTMENTS ( Unaudited)
Dunham Small Cap Growth Fund (Continued)
January 31, 2007

		Market
Security	Shares	Value	Security	Shares	Value
Metal - 0.92%			Retail-Sporting Goods - 1.91%
Precision Castparts Corp.	2,850	$ 253,336	Cabela's, Inc.*	6,822	$ 163,592
			Hibbet Sporting Goods, Inc.*	5,272	169,284
Miscellaneous - 0.95%			Zumiez, Inc.*	5,878	193,386
MWI Veterinary Supply, Inc.*	8,000	262,080			526,262
			Semiconductors - 2.50%
Office Supplies & Forms - 0.33%			IPG Photonics Corp.*	11,854	313,064
Acco Brands Corp.*	3,771	90,994	SiRF Technology Holdings*	6,608	194,011
			Tessera Technologies, Inc.*	4,750	181,640
Oil & Gas - 1.43%					688,715
BJ Services Company	7,154	197,880	Software - 7.78%
Core Laboratories N.V.*	2,369	195,206	Activision, Inc.*	8,850	150,716
		393,086	Ansys, Inc.	4,004	199,760
Pharmaceutical - 2.07%			Aspen Technology, Inc.*	16,158	165,620
Allergan, Inc.	1,600	186,736	Commvault Systems, Inc.*	9,250	166,037
BioMarin Pharmaceuticals, Inc.*	13,400	253,796	Electronic Arts, Inc.*	2,934	146,700
Healthextras, Inc.*	5,050	129,078	Global Payments, Inc.*	4,450	168,032
		569,610	Guidance Software, Inc.*	11,418	165,218
Physical Practice Management - 1.63%			Innerworkings, Inc.*	21,079	270,865
Pediatrix Medical Group, Inc.*	8,550	449,217	Packeteer, Inc.*	14,675	196,645
			Satyam Computer Services-ADR	7,950	185,076
Property/Casualty Insurance - 1.44%			Synchronoss Technologies, Inc.*	10,381	159,867
Philadelphia Consolidated Holding Corp.*	4300	193,758	THQ, Inc.*	5,500	166,650
Tower Group, Inc.	6050	203,280			2,141,186
		397,038	Telecommunication - 2.33%
Recreational Centers - 1.67%			ACME Packets, Inc.*	11,266	178,904
Life Time Fitness, Inc.*	8,470	459,074	Audiocodes Ltd*	18,590	184,041
			Gilat SatelliteNetworks Ltd*	10,617	95,553
Retail-Apparel - 2.23%			Sonus Networks, Inc.*	25,240	182,738
Nordstrom, Inc.	3,317	184,790			641,236
Payless Shoesource, Inc.*	12,632	428,856	Toys- 0.67%
		613,646	Marvel Enterprises, Inc.*	6,550	182,876
Retail-Automobile - 1.43%
Carmax, Inc.*	3,495	200,718	TOTAL COMMON STOCK
O'Reilly Automotive, Inc.*	5,545	193,576	(Cost - $23,480,909)		26,040,106
		394,294
Retail-Computer - 0.65%			SHORT TERM INVESTMENTS - 9.19%
GameStop Corp. - Cl. A*	3,350	178,990	Milestone Treasury Obligation
			Portfolio- Institutional Class, 5.10%	2,028,408	2,028,408
Retail-Discount - 0.64%			Rydex Series Trust
Citi Trends, Inc.*	4,482	176,636	US Govt Money Market, 4.31%	500,000	500,000
			TOTAL SHORT TERM INVESTMENTS
Retail-Restaurant/Specialty - 3.82%			(Cost - $2,528,408)		2,528,408
Buffalo Wild Wings, Inc.*	3,121	158,796
Burger King Holdings, Inc.*	9,594	199,171	Total Investments - 103.85%
Cheesecake Factory, Inc.*	5,954	164,509	(Cost - $26,009,317)		$ 28,568,514
Chipotle Mexican Grill, Inc.*	5,800	344,636	Other assets less liabilities - (3.85)%		(1,059,541)
Red Robin Gourment Burgers, Inc.*	5,172	184,899	NET ASSETS - 100.00%		$ 27,508,973
		1,052,011

*Non-income producing security
ADR - American Depositary Receipts

At January 31, 2007, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					3,018,160
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(458,963)
Net unrealized appreciation					$ 2,559,197

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Emerging Markets Stock Fund
January 31, 2007

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 87.43%			Gas - 1.15%
Airlines - 1.64%			Perusahaan Gas Negara PT	205,000	$ 211,932
Copa Holdings SA - Cl. A	5,400	$ 302,670
			Home Furnishings - 0.50%
Auto & Truck Parts			Samson Holding Ltd.	170,000	91,669
Supplier - 2.92%
China Metal International Holdings	250,000	95,976	Industrial Automation - 2.84%
Hyundai Mobis*	2,332	190,269	SFA Engineering Corp.	18,219	525,532
Randon Participacoes S.A.	52,000	253,241
		539,486	Internet - 1.14%
Banks - 5.99%			Green Packet BHD	150,000	209,960
ASYA Latilim Bankasi AS*	105,000	492,879
FirstRand Ltd.	99,647	317,205	Iron/Steel - 0.77%
Kazkommertsbank*	1,200	26,760	Tenaris SA -ADR	3,000	142,410
Kookmin Bank	3,400	270,860
		1,107,704	Machinery - 3.88%
Beverages - 1.04%			CB Industrial Product Holdings	132,000	149,520
Fomento Economico Mex-SP - ADR	1,600	192,112	Hyunjin Materials Co., Ltd.	21,600	407,223
			Jinsung T.E.C. Co., Ltd.*	30,000	159,462
Building Materials - 1.41%					716,205
Globe Union Industrial Corp.	202,860	260,546	Media - 2.60%
			Naspers Ltd. -Cl. N	12,000	301,754
Business Services - 1.40%			Saraiva SA Livreiros Editores	16,200	178,370
Datacraft Asia Ltd.	205,000	258,344			480,124
			Metal & Mining - 3.53%
Chemicals - 2.19%			Cia Vale Do Rio Doce - Pref. ADR	23,112	652,497
Kingboard Chemical Holdings Ltd.	98,000	404,883
			Metal Processing - 5.57%
Coal - 0.74%			Catcher Technology Co., Ltd.	28,911	311,996
Banpu Public Co., Ltd.	25,300	136,466	KNM Group BHD	126,000	385,979
			Midas Holdings, Ltd.	80,000	75,664
Commericial Services - 0.54%			Taewoong Co., Ltd.	8,345	256,153
Pico Far East Holdings Ltd.	430,000	99,559			1,029,792
			Oil & Gas - 10.19%
Computer Systems - 1.84%			CNOOC Ltd.	151,000	128,881
Advantech Co., Ltd.	107,400	339,577	LUKOIL SP - ADR	6,000	477,000
			OAO Gazprom - ADR	5,300	227,635
Conglomerates - 3.91%			OJSC TNK-BP Holding	18,000	40,500
Bidvest Group Ltd.	11,991	224,576	Petroleo Brasileiro S.A. SP - ADR	7,987	784,962
Investimentos Itau S.A.	90,094	498,108	Thai Oil Public Company Ltd.	135,000	224,867
		722,684			1,883,845
Electronic Components - 3.42%			Real Estate - 8.73%
Core Logic, Inc.	10,120	217,202	Hirco PLC*	33,500	274,096
Harbin Power Equipment Co., Ltd.	200,000	224,004	Hopewell Holdings	85,000	325,312
Won Ik Quartz Corp.	35,000	191,174	Inversiones y Representaciones S.A.
		632,380	SP- GDR*	14,000	250,180
Engineering and Construction - 1.90%			Tian An China Investments Ltd.*	475,000	348,209
PYI Corp. Ltd.	978,000	350,852	Ticon Industrial - NVDR	246,000	120,045
			World Trade Center Moscow*	250,000	127,500
Food Service - 0.25%			XXI Century Investments Public Ltd.*	11,000	167,242
Usas Ucak Servisi A.S.	11,500	45,959			1,612,584
			Retail-Food - 1.58%
Gaming Services - 0.80%			Spar Group Ltd.	45,000	291,488
Dreamgate Corp. BHD	401,423	148,824

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Emerging Markets Stock Fund (Continued)
January 31, 2007

		Market			Market
Security	Shares	Value	Security	Shares	Value
Retail-Home Furnishings - 0.21%			Waste Disposal - 0.92%
Hola Home Furnishings Co., Ltd.	52,500	$ 39,537	Promotora Ambiental SA de CV*	95,000	$ 169,939

Retail-Major Department Store - 2.88%			TOTAL COMMON STOCK
Lifestyle International Holdings Ltd.	133,000	400,409	(Cost - $ 10,651,440)		16,154,280
Mitra Adiperkasa Tbk PT	1,350,000	131,047
		531,456	WARRANTS - 0.00%
Semiconductors - 5.96%			Lippo Bank Certificates of Entitlement*	1,645,265	-
Chipmos Technologies Bermuda*	25,000	181,000	TOTAL WARRANTS (Cost - $0)		-
Holtek Semiconductor, Inc.	152,502	289,090
Novatek Microelectronics Corp., Ltd.	11,687	58,063	SHORT TERM INVESTMENTS - 12.98%
Powertech Technology, Inc.	29,000	121,416	Milestone Treasury Obligation
Samsung Electronics Co., Ltd.	729	451,437	Portfolio - Institutional Class, 5.10%	1,098,818	1,098,818
		1,101,006	Rydex Series Trust
Telecommunications - 3.33%			US Govt Money Market, 4.31%	1,300,000	1,300,000
America Movil SA de CV - ADR	6,100	270,596	TOTAL SHORT TERM INVESTMENTS
Gemtek Technology Corp.	145,151	345,242	(Cost - $2,398,818)		2,398,818
		615,838
Transportation - 1.66%			Total Investments - 100.41%
Baltrans Holdings Ltd.	300,000	210,388	(Cost - $13,050,258)		18,553,098
PT Berlian Laju Tanker Tbk PT	525,000	96,032	Other assets less liabilities - (0.41)%		(75,745)
		306,420	NET ASSETS - 100.00%		$ 18,477,353

*Non-income producing security
ADR - American Depositary Receipts
GDR- Global Depositary Receipts

At January 31, 2007, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					5,825,646
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(322,806)
Net unrealized appreciation					$ 5,502,840

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By   /s/ W. Patrick Clarke

       W. Patrick Clarke, President

Date 4/2/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ W. Patrick Clarke

        W. Patrick Clarke, President

Date 4/2/2007

By   /s/Andrew Rogers

       Andrew Rogers, Treasurer

Date 4/2/2007